Significant Accounting Policies (Details) - Schedule of Change of Our Financial Results in Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Research and development expenses	$ 7,320	$ 8,183	$ 4,070
Sales and marketing expenses	746	1,328	1,980
General and administrative expenses	4,063	5,375	6,937
Other expenses (income)	4	7	(23)
Operating loss	12,133	14,893	12,964
Interest income from deposits	(318)	(192)	(1)
Finance expenses (income), net	(529)	275	4,230
Loss before tax	11,286	14,976	17,193
Taxes on income
Total net loss	$ 11,286	14,976	17,193
Exchange (losses) profits arising on translation to presentation currency
Total comprehensive loss		14,976	17,193
Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Research and development expenses		8,054	3,909
Sales and marketing expenses		1,325	1,951
General and administrative expenses		5,391	7,572
Other expenses (income)
Operating loss		14,770	13,432
Interest income from deposits
Finance expenses (income), net		(4,497)	3,523
Loss before tax		10,273	16,955
Taxes on income
Total net loss		10,273	16,955
Exchange (losses) profits arising on translation to presentation currency		2,138	(845)
Total comprehensive loss		$ 12,411	$ 16,110